Shareholders' Equity	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity
Dividends per Common Share
The following table provides a summary of dividends declared per common share during fiscal year 2016 to date and fiscal year 2015 (in millions, except per share amounts):

Date of declaration	Dividend per common share	Date of record	Date of payment	Total amount
Fiscal year 2016:
November 4, 2015	$0.135	January 15, 2016	January 26, 2016	$44
March 9, 2016	0.135	April 8, 2016	April 19, 2016	44
June 7, 2016(1)	0.135	July 1, 2016	July 12, 2016	43
Fiscal year 2015:
November 5, 2014	$0.130	January 16, 2015	January 27, 2015	$47
March 10, 2015	0.130	April 10, 2015	April 21, 2015	47
June 9, 2015	0.130	July 2, 2015	July 14, 2015	47
September 15, 2015	0.130	October 2, 2015	October 13, 2015	45
(1) Dividend accrued at July 3, 2016

Treasury Stock
On November 4, 2015, a new share repurchase program was authorized pursuant to the authority of the Company’s Board of Directors (the “Board”) whereby the Company may make up to $1.0 billion in stock repurchases of outstanding shares of the common stock of the Company. The following table outlines the share repurchase programs authorized by the Board, and the related repurchase activity and available authorization as of July 3, 2016 (in millions):

Effective date	Expiration date	Amount authorized	Cost of repurchases	Authorization available
August 1, 2014	August 1, 2016	$1,000	$1,000	$—
November 4, 2015	Not applicable	1,000	542	458

Under the share repurchase program, purchases can be made from time to time using a variety of methods, which may include open market purchases. The current repurchase program does not have an expiration date and the specific timing, price and size of purchases will depend on prevailing stock prices, general economic and market conditions, and other considerations. Purchases may be made through a Rule 10b5-1 plan pursuant to pre-determined metrics set forth in such plan. The Board’s authorization of the share repurchase program does not obligate the Company to acquire any particular amount of common stock, and the program may be suspended or discontinued at any time at the Company’s discretion.

Share repurchase activity for the periods indicated was as follows (in millions, except per share amounts):

	Twelve weeks ended		Forty weeks ended
	July 3, 2016	July 5, 2015	July 3, 2016	July 5, 2015
Number of common shares acquired	6.5	2.1	31.2	3.9
Average price per common share acquired	$30.01	$45.98	$29.85	$48.29
Total cost of common shares acquired	$195	$98	$929	$188

The Company reissued approximately 1.1 million treasury shares at cost of approximately $39 million and approximately 2.1 million treasury shares at cost of approximately $90 million to satisfy the issuance of common stock pursuant to team member stock plans during the forty weeks ended July 3, 2016 and July 5, 2015, respectively. At July 3, 2016 and September 27, 2015, the Company held in treasury approximately 58.2 million shares and 28.2 million shares, respectively, totaling approximately $2.0 billion and $1.1 billion, respectively.

Shareholders’ Equity
Common Stock
On September 15, 2015, the Company increased the number of authorized shares of the Company’s common stock from 600 million shares to 1.2 billion shares.

Dividends per Common Share
The following table provides a summary of dividends declared per common share during fiscal years 2015 and 2014 (in millions, except per share amounts):

Date of declaration	Dividend per common share	Date of record	Date of payment	Total amount
Fiscal year 2015:
November 5, 2014	$0.13	January 16, 2015	January 27, 2015	$47
March 10, 2015	0.13	April 10, 2015	April 21, 2015	47
June 9, 2015	0.13	July 2, 2015	July 14, 2015	47
September 15, 2015 (1)	0.13	October 2, 2015	October 13, 2015	45
Fiscal year 2014:
November 1, 2013	$0.12	January 17, 2014	January 28, 2014	$45
February 24, 2014	0.12	April 11, 2014	April 22, 2014	44
June 12, 2014	0.12	July 3, 2014	July 15, 2014	44
September 11, 2014	0.12	September 26, 2014	October 7, 2014	43
(1) Dividend accrued at September 27, 2015

Treasury Stock
During fiscal year 2014, a new share repurchase program was authorized pursuant to the authority of the Company’s Board of Directors whereby the Company may make up to $1.0 billion in stock purchases of outstanding shares of the common stock of the Company through August 1, 2016. The following table outlines the share repurchase program authorized by the Company’s Board of Directors, and the related repurchase activity as of September 27, 2015 (in millions):

Effective date	Expiration date	Amount authorized	Cost of repurchases	Authorization available
August 1, 2014	August 1, 2016	$1,000	$613	$387

Under the share repurchase program, purchases can be made from time to time using a variety of methods, which may include open market purchases. The specific timing, price and size of purchases will depend on prevailing stock prices, general economic and market conditions, and other considerations. Purchases may be made through a Rule 10b5-1 plan pursuant to pre-determined metrics set forth in such plan. The Board’s authorization of the share repurchase program does not obligate the Company to acquire any particular amount of common stock, and the program may be suspended or discontinued at any time at the Company’s discretion.

Share repurchase activity for the fiscal years indicated was as follows (in millions, except per share amounts):

	2015	2014
Number of common shares acquired	13.8	13.9
Average price per common share acquired	$37.06	$41.51
Total cost of common shares acquired	$513	$578

The Company reissued approximately 2.3 million treasury shares at cost of approximately $100 million and approximately 0.5 million treasury shares at cost of approximately $20 million to satisfy the issuance of common stock pursuant to team member stock plans during fiscal years 2015 and 2014, respectively. At September 27, 2015 and September 28, 2014, the Company held in treasury approximately 28.2 million shares and 16.7 million shares, respectively, totaling approximately $1.1 billion and $711 million, respectively.